Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2016 [1]	Sep. 30, 2016 [1]	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) from continuing operations attributable to Hilton stockholders													$ (18)		$ 876		$ 174
Basic earnings (loss) per share:
Weighted average shares outstanding													329		329		328
Basic earnings (loss) per share	$ (1.20)	$ 0.27	$ 0.29	$ 0.58	$ 2.09		$ 0.47		$ 0.11		$ 0.00		$ (0.05)	[1]	$ 2.67		$ 0.53	[2]
Diluted earnings (loss) per share:
Weighted average shares outstanding													329		330		329
Diluted earnings (loss) per share	$ (1.20)	$ 0.27	$ 0.29	$ 0.58	$ 2.09	[1]	$ 0.47	[1]	$ 0.11	[1]	$ 0.00	[1]	$ (0.05)	[1]	$ 2.66	[1]	$ 0.53	[2]
Stock compensation plan [member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share													2		1		1

[1]	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares outstanding in interim periods.
[2]	Weighted average shares outstanding used in the computation of basic and diluted earnings per share and cash dividends declared per share were adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017.